Jul. 29, 2020

GOLDMAN SACHS TRUST

Class A Shares, Class C Shares, Institutional Shares, Investor Shares, Class P Shares, Class R Shares, and Class R6 Shares of the

Goldman Sachs Income Fund

(the “Fund”)

Supplement dated October 30, 2020 to the

Multi-Class and Class P Prospectus (the “Prospectuses”) and

Statement of Additional Information (the “SAI”),

each dated July 29, 2020, as supplemented to date

Effective immediately the Prospectuses and SAI are revised as follows:

The following replaces in its entirety the first sentence in the third to last paragraph of the “Goldman Sachs Income Fund—Summary—Principal Strategy” section of the Prospectuses:

The Fund’s target average duration range under normal interest rate conditions is expected to be between 0 and 8 years, and over the last five years ended June 30, 2020, the duration of the Bloomberg Barclays US Aggregate Bond Index has ranged between 5.11 and 5.60 years.